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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0001094521


                             Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  November 1, 2002 through April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                    PIONEER
                             -----------------------
                                      HIGH
                                      YIELD
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/03

                                 [LOGO] PIONEER
                                        Investments

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                         1
 Portfolio Summary                             2
 Performance Update                            3
 Portfolio Management Discussion               8
 Schedule of Investments                      11
 Financial Statements                         22
 Notes to Financial Statements                31
 Trustees, Officers and Service Providers     37

Pioneer High Yield Fund
LETTER TO SHAREOWNERS 4/30/03

Dear Shareowner,
--------------------------------------------------------------------------------
World events drove markets early this year. Uncertainty over war in Iraq brought steep declines in equities and a continued flight to bonds, especially government issues. Stocks rallied when the war began, sagged for a time, then rose modestly as the successful military campaign wound down.

Investors soon turned their attention to domestic concerns, not all of them tied to the war: sagging consumer confidence, rising unemployment made worse by call-ups of reservists and the uncertain outlook for corporate earnings. In addition, a long, harsh winter hampered economic activity, as did the high prices Americans were paying to power their cars, homes and businesses.

The Federal Reserve Board appears committed to keeping interest rates low to prevent the economy from slumping further. A weaker U.S. dollar may also act as a stimulus, as American export goods become more affordable for overseas buyers.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or predicting geopolitical events. Our focus remains, as it has for over 75 years, on intensive analysis of hundreds of companies to find the best values for our shareowners; this slow economic period has brought many valuations to what we believe are attractive levels. Our managers and analysts are concentrating on companies with demonstrably strong finances and positive prospects. Financially strong companies have greater potential to prosper when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds, both here and overseas, that offer good current yields and the potential for higher prices.

Consult a trusted advisor

It's tempting to change course in turbulent times while world news dominates our consciousness. But timing the market - moving in and out with short-term factors
- can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by relying on dispassionate professional advice. So invest the time it takes to meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ John A. Carey

John A. Carey
Executive Vice President, Pioneer Investment Management, Inc.
Director of Portfolio Management U.S.

Pioneer High Yield Fund
PORTFOLIO SUMMARY 4/30/03

Portfolio Diversification
--------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Convertible Corporate Bonds     56.3%
Convertible Preferred Stocks     2.9%
Temporary Cash Investment        4.6%
Corporate Bonds                 36.2%

Sector Distribution
--------------------------------------
(As a percentage of total investment in securities)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology          23.0%
Consumer Staples                 0.2%
Utilities                        0.4%
Energy                           4.8%
Financials                       9.4%
Consumer Discretionary          11.1%
Materials                       13.5%
Industrial                      16.0%
Health Care                     21.6%


Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

A & Higher                       0.2%
Cash Equivalents                 0.9%
Not Rated                       27.1%
CCC & Lower                      4.1%
B                               37.9%
BB                              22.8%
BBB                              7.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

  1.   Ivax Corp., 4.5%, 5/15/08                 3.15%
  2.   Crown Holdings, 9.5%, 3/1/11              2.45%
  3.   Interpublic Group Inc., 7.25%, 8/15/11    2.24%
  4.   Crescent Real Estate, 9.25%, 4/15/09      2.21%
  5.   SCI Systems Inc., 3.0%, 3/15/07           2.01%
  6.   J.C. Penney Co. Inc., 7.625%, 3/1/97      1.76%
  7.   Invitrogen Corp., 2.25%, 12/15/06         1.64%
  8.   JLG Industries Inc., 8.375%, 6/15/12      1.63%
  9.   Corning Inc., 3.5%, 11/1/08               1.62%
 10.   Inco Ltd., 3.5%, 3/14/52                  1.57%

This list excludes money market instruments. Fund holdings will vary for other periods.

Pioneer High Yield Fund
PERFORMANCE UPDATE 4/30/03                             CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $10.60    $9.14

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $0.4453          $ -        $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2003)
                Net Asset  Public Offering
Period            Value       Price*
 Life-of-Class
 (2/12/98)        10.82%      9.84%
 5 Years          10.40       9.39
 1 Year            6.61       1.86

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Value of $10,000 Investment+

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98             9550             10000                        10000
                 8260              9612                         9185
10/99           10069             10151                        12442
                13203              9980                        14165
10/01           13773              9985                        10316
                13302              9332                        10042
4/03            16124             11407                        12329

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund
PERFORMANCE UPDATE 4/30/03                             CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $10.63    $9.16

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $0.4082          $ -        $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2003)
                    If         If
Period             Held     Redeemed*
 Life-of-Class
 (2/12/98)        10.08%      9.95%
 5 Years           9.66       9.52
 1 Year            5.76       1.88

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Value of $10,000 Investment+

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98            10000             10000                        10000
                 8602              9612                         9185
10/99           10412             10151                        12442
                13619              9980                        14165
10/01           14089              9985                        10316
                13497              9332                        10042
4/03            16210             11407                        12329

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund
PERFORMANCE UPDATE 4/30/03                             CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $10.73    $9.25

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $0.4125          $ -        $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2003)
                Net Asset  Public Offering
Period            Value     Price/CDSC*
 Life-of-Class
 (2/12/98)        10.27%      10.06%
 5 Years           9.86       9.63
 1 Year            5.89       4.85

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. A 1% contingent deferred sales charge
   (CDSC) applies to redemptions made within one year of purchase.

Value of $10,000 Investment+

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98             9900             10000                        10000
                 8517              9612                         9185
10/99           10310             10151                        12442
                13603              9980                        14165
10/01           14080              9985                        10316
                13492              9332                        10042
4/03            16299             11407                        12329

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund
PERFORMANCE UPDATE 4/30/03                             CLASS R SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   4/1/03
                 $11.54    $11.18

Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 4/30/03)        Dividends   Capital Gains   Capital Gains
                          $0.0650          $ -        $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2003)
                    If         If
Period             Held     Redeemed*
 Life-of-Class**   10.56%      10.56%
 5 Years           10.14       10.14
 1 Year             6.96       5.96


* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

Value of $10,000 Investment+

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98            10000             10000                        10000
                 8602              9612                         9185
10/99           10461             10151                        12442
                13689              9980                        14165
10/01           14222              9985                        10316
                13761              9332                        10042
4/03            16722             11407                        12329

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

 + The performance of each class of the Fund from February 12, 1998 to February
   25, 2000 is the performance of Third Avenue High Yield Fund's single class which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund
PERFORMANCE UPDATE 4/30/03                             CLASS Y SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $10.60    $9.12

Distributions per Share   Income      Short-Term      Long-Term
(11/1/02 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $0.4645          $ -        $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2003)
                    If         If
Period             Held*     Redeemed*
 Life-of-Class
 (2/12/98)        10.95%      10.95%
 5 Years          10.53       10.53
 1 Year            7.03       7.03

*  Assumes reinvestment of distributions.

Value of $10,000 Investment+

   [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

               Pioneer
              High Yield      ML High Yield           ML Index of Convertible
Date            Fund*       Master II Index++      Bonds (Speculative Quality)++

2/98            10000             10000                        10000
                 8665              9612                         9185
10/99           10589             10151                        12442
                13827              9980                        14165
10/01           14420              9985                        10316
                13967              9332                        10042
4/03            17000             11407                        12329

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Returns and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer High Yield Fund
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03

High-yield bonds enjoyed a very strong rally during the six months that ended April 30, 2003. In the following interview, Fund manager Margaret Patel outlines the strategy that helped the Fund perform generally in line with the high-yield market.

Q:  How did the Fund perform?

A: During the six months ending April 30, 2003, the Fund had a total return based on net asset value of 21.22% for the Fund's Class A shares, 20.84% for Class B shares, 20.80% for Class C shares, 21.52% for Class R shares, and 21.72% for Class Y shares. To compare, the Merrill Lynch High Yield Master II Index returned 22.21%.

Q: What was the environment like for the high-yield market during the past six months?

A: The high-yield market enjoyed a strong rally, reflecting a substantial decrease in defaults and sustained, albeit sluggish, economic growth. High-yield bonds significantly outperformed other segments of the bond market and equities as well, rebounding from oversold price levels. Investors became attracted to junk bonds within a backdrop of modest economic growth and historically low interest rates. Yields offered by Treasuries and other higher-quality bond sectors were very low, leading many in the markets to look for opportunities among beaten down high-yield bonds.

Q: What factors led to the Fund's slight underperformance of the Merrill Lynch High Yield Master II Index.

A: The Fund slightly underperformed the Merrill Lynch High Yield Master II Index because of our decision to underweight - relative to the index - bonds from the telecommunications, media, airlines, and utilities industries. These bonds had fallen to very depressed levels and were borne upward by the groundswell of newfound enthusiasm for high-yield bonds. The Fund was underweight in these areas because they generally do not fit into our overall investment strategy.

Pioneer High Yield Fund

Q:  What was your strategy during the period?

A: We continued to focus on identifying companies with business positions and liquid resources strong enough to survive within a period of muted economic growth. We also looked to invest in companies that were poised to benefit from accelerating economic growth that we expect should occur starting in mid 2003. To that end, we added investments in such economically sensitive sectors as basic materials, non-ferrous metals, chemicals, paper and forest products, and packaging. We also maintained a significant allocation to the technology sector, as well as to health care. The steady-growth quality of the Fund's health care investments - a sector that we favor due to its positive demographic trends - works to balance the portfolio with the economic sensitivity found in other parts.

Q:  Did you maintain a special focus on convertible securities?

A: Yes, they are still an integral tool within the Fund. Convertible securities are bonds that are exchangeable for a set number of shares of common stock at a certain price. When we invest in convertible securities, we try to locate those that are selling at discounted prices and offering high yields. Our aim is to invest in convertible securities issued by companies within industries where generic high-yield bonds are not in strong supply, especially smaller companies within rapidly growing industries. Discounted convertible securities are attractive because their prices can appreciate more than regular bonds if the underlying value of the company's stock rises. At the same time, holders of convertible bonds can earn the same attractive yields as those found in the high-yield market. Technology and health care are two sectors where the Fund is heavily invested in convertible securities.

Q: Which investments proved to be some of the top performers during the fiscal year? Which disappointed?

A: During such a strong rally, most of the Fund's investments enjoyed significant price appreciation. The technology sector, in particular, bounced back very strongly from oversold levels. Within technology, many companies offered stabilizing revenues after several quarters of declines, reflecting the prospect that muted economic growth could result in an improving revenue outlook. The securi-

Pioneer High Yield Fund
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03                            (continued)

    ties rebounded from extremely depressed prices to reach those that reflected improved stability of revenues and cash flow. Among the securities that posted the strongest performance were two from the semiconductor industry, Cypress Semiconductor and Conexant Systems. In addition, independent oil refiner and marketer Tesoro Petroleum rose substantially because of an improved outlook for gasoline demand and better refining margins. Two construction and machinery companies, JLG Industries and Manitowoc, also enjoyed sharp increases as the market became more attracted to economically sensitive companies.

    On the down side, our small holding in HealthSouth declined substantially in price due to its issuance of a fraudulent accounting statement, and we have since eliminated the position. Lifepoint Hospitals also fell because of more modest growth expectations resulting from lower admission rates at the company's hospitals. Finally, investments in the real estate sector remained flat or rose only slightly, reflecting concerns that the slow economy would lead to rising vacancy rates and lower lease rates.

Q:  What is your outlook?

A: We believe it is likely that the economy will continue to grow, with a modest acceleration over the balance of the year and into 2004. With a stronger economy and a continued, gradual decline in default rates, we think that high-yield bonds should provide attractive yields relative to alternatives in more conservative areas of the bond market.

Pioneer High Yield Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)

   Shares                                                                    Value
              CONVERTIBLE PREFERRED STOCKS - 2.9%
              Materials - 0.7%
              Paper Products - 0.7%
  540,200     Boise Cascade, 7.5%, 12/16/04                         $   21,608,000
  420,800     International Paper Capital Trust, 5.25%, 7/20/25         21,197,800
                                                                    --------------
              Total Materials                                       $   42,805,800
                                                                    --------------
              Automobiles & Components - 0.9%
              Automobile Manufacturers - 0.9%
1,214,500     Cummins Capital Trust I, 7.0%, 6/15/31                $   54,956,125
                                                                    --------------
              Total Automobiles & Components                        $   54,956,125
                                                                    --------------
              Consumer Durables & Apparel - 0.4%
              Photographic Products - 0.4%
  390,000     Xerox Corp., 7.5%, 11/27/21                           $   25,788,750
                                                                    --------------
              Total Consumer Durables & Apparel                     $   25,788,750
                                                                    --------------
              Diversified Financials - 0.2%
  290,500     Nuevo Energy, 5.75%, 12/15/26                         $    9,121,700
                                                                    --------------
              Total Diversified Financials                          $    9,121,700
                                                                    --------------
              Technology Hardware & Equipment - 0.4%
              Telecommunications Equipment - 0.4%
   26,500     Lucent Technologies Inc., 8.0%, 8/1/31                $   25,307,500
                                                                    --------------
              Total Technology Hardware & Equipment                 $   25,307,500
                                                                    --------------
              Utilities - 0.3%
              Gas Utilities - 0.3%
  525,000     Oneok Inc., 8.5%, 2/16/06                             $   14,371,875
1,146,200     Semco Capital Trust II, 11.0%, 8/16/03                     5,387,140
                                                                    --------------
              Total Utilities                                       $   19,759,015
                                                                    --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $184,916,776)                                   $  177,738,890
                                                                    --------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer High Yield Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                        (continued)

   Principal
    Amount                                                                   Value
                 CONVERTIBLE CORPORATE BONDS - 56.3%
                 Energy - 1.2%
                 Oil & Gas Drilling - 1.2%
$28,103,000      Parker Drilling Co. 5.5%, 8/1/04                   $   26,978,880
 46,000,000      Pride International Inc., 3.25%, 5/1/33                48,012,500
                                                                    --------------
                 Total Energy                                       $   74,991,380
                                                                    --------------
                 Materials - 3.5%
                 Diversified Metals & Mining - 3.5%
 22,700,000      Freeport McMoRan Copper & Gold, Inc.,
                 8.25%, 1/31/06                                     $   31,212,500
 81,750,000      Freeport McMoRan Copper & Gold, Inc.,
                 7.0%, 2/11/11 (144A)                                   85,735,313
  6,331,000      Inco Ltd., 7.75%, 3/15/16                               6,386,396
 95,400,000      Inco Ltd., 3.5%, 3/14/52 (144A)                        91,941,750
                                                                    --------------
                 Total Materials                                    $  215,275,959
                                                                    --------------
                 Capital Goods - 6.0%
                 Aerospace & Defense - 1.0%
 17,000,000      EDO Corp., 5.25%, 4/15/07 (144A)                   $   17,340,000
 40,935,000      EDO Corp., 5.25%, 4/15/07                              41,753,700
                                                                    --------------
                                                                    $   59,093,700
                                                                    --------------
                 Electrical Components & Equipment - 2.7%
 12,873,000      Benchmark Electrical, 6.0%, 8/15/06                $   12,808,635
 33,005,000      DDI Corp., 5.25%, 3/1/08                                2,227,838
 39,080,000      Electro Scientific Industries, 4.25%, 12/21/06         34,195,000
139,174,000      SCI Systems Inc., 3.0%, 3/15/07                       117,602,030
                                                                    --------------
                                                                    $  166,833,503
                                                                    --------------
                 Industrial Conglomerates - 1.5%
 98,782,000      Corning Inc., 3.5%, 11/1/08                        $   95,077,675
                                                                    --------------
                 Industrial Machinery - 0.8%
 40,580,000      Lennox International, 6.25%, 6/1/09 (144A)         $   47,275,700
                                                                    --------------
                 Total Capital Goods                                $  368,280,578
                                                                    --------------

12 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

   Principal
     Amount                                                                  Value
                  Commercial Services & Supplies - 1.4%
                  Data Processing Services - 1.4%
$ 87,558,000      Checkfree Holdings Corp., 6.5%, 12/1/06           $   88,761,923
                                                                    --------------
                  Total Commercial Services & Supplies              $   88,761,923
                                                                    --------------
                  Transportation - 0.5%
                  Air Freight & Couriers - 0.5%
  27,900,000      Airborne Inc., 5.75%, 4/1/07                      $   30,306,375
                                                                    --------------
                  Total Transportation                              $   30,306,375
                                                                    --------------
                  Automobiles & Components - 1.5%
                  Auto Parts & Equipment - 1.5%
  15,500,000      Pep Boys-Manny Moe Jack, 4.25%, 6/1/07 (144A)     $   13,756,250
  31,315,000      Sonic Automotive Inc., 5.25%, 5/7/09                  27,713,775
  56,825,000      Tower Automotive Inc., 5.0%, 8/1/04                   51,781,781
                                                                    --------------
                  Total Automobiles & Components                    $   93,251,806
                                                                    --------------
                  Media - 1.6%
                  Advertising - 1.6%
  32,023,000      Getty Images Inc., 5.0%, 3/15/07                  $   31,142,368
  62,220,000      Interpublic Group Inc., 1.87%, 6/1/06                 53,275,875
   9,000,000      Interpublic Group Inc., 4.5%, 3/15/23 (144A)          11,722,500
                                                                    --------------
                  Total Media                                       $   96,140,743
                                                                    --------------
                  Food & Drug Retailing - 0.0%
                  Drug Retail - 0.0%
   1,000,000      Rite Aid Corp., 4.75%, 12/1/06 (144A)             $      972,500
                                                                    --------------
                  Total Food & Drug Retailing                       $      972,500
                                                                    --------------
                  Health Care Equipment & Services - 2.4%
                  Health Care Facilities - 2.4%
  54,380,000      Community Health Systems, 4.25%, 10/15/08         $   53,292,400
  45,400,000      Lifepoint Hospitals Holdings, 4.5%, 6/1/09            42,392,250
   7,000,000      Province Healthcare, 4.5%, 11/20/05                    6,685,000
  18,550,000      Province Healthcare, 4.25%, 10/10/08 (144A)           15,999,375
  34,700,000      Province Healthcare, 4.25%, 10/10/08                  29,928,750
                                                                    --------------
                  Total Health Care Equipment & Services            $  148,297,775
                                                                    --------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer High Yield Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                        (continued)

   Principal
    Amount                                                               Value
                 Pharmaceuticals & Biotechnology - 17.8%
                 Biotechnology - 8.2%
$89,516,000      Affymetrix Inc., 5.0%, 10/1/06                 $   84,816,410
 86,960,000      Affymetrix Inc., 4.75%, 2/15/07                    76,524,800
 62,319,000      CV Therapeutics, 4.75%, 3/7/07                     52,114,264
 42,743,000      FEI Co., 5.5%, 8/15/08                             40,445,564
101,725,000      Human Genome Sciences, 3.75%, 3/15/07              78,455,406
106,700,000      Invitrogen Corp., 2.25%, 12/15/06                  96,030,000
 46,616,000      Invitrogen Corp., 5.5%, 3/1/07                     45,508,870
 30,836,000      Protein Design Labs, Inc., 5.5%, 2/15/07           28,407,665
                                                                --------------
                                                                $  502,302,979
                                                                --------------
                 Pharmaceuticals - 8.1%
 22,480,000      Alpharma Inc., 5.75%, 4/1/05+                  $   21,861,800
 67,998,000      Alpharma Inc., 3.0%, 6/1/06+                       75,392,783
 58,190,000      Cubist Pharmaceuticals, 5.5%, 11/1/08              41,387,638
 43,800,000      Imclone Systems Inc., 5.5%, 3/1/05                 38,982,000
 10,000,000      Ivax Corp., 5.5%, 5/15/07                          10,175,000
199,355,000      Ivax Corp., 4.5%, 5/15/08                         184,652,569
 27,950,000      Ligand Pharmaceuticals, 6.0%, 11/16/07             46,362,062
 97,925,000      Vertex Pharmaceuticals Inc., 5.0%, 9/19/07         79,686,468
                                                                --------------
                                                                $  498,500,320
                                                                --------------
                 Pharmaceuticals & Biotechnology - 1.5%
 98,967,000      Enzon Inc., 4.5%, 7/1/08                       $   79,544,726
 10,850,000      Millennium Pharmaceuticals, 5.5%, 1/15/07           9,900,625
                                                                --------------
                                                                $   89,445,351
                                                                --------------
                 Total Pharmaceuticals & Biotechnology          $1,090,248,650
                                                                --------------
                 Diversified Financials - 0.3%
 18,750,000      Navistar Financial Corp., 4.75%, 4/1/09        $   16,195,313
                                                                --------------
                 Total Diversified Financials                   $   16,195,313
                                                                --------------
                 Insurance - 0.4%
                 Property & Casualty Insurance - 0.4%
 27,840,000      Ohio Casualty Corp., 5.0%, 3/19/22             $   26,726,400
                                                                --------------
                 Total Insurance                                $   26,726,400
                                                                --------------

14 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

   Principal
     Amount                                                                  Value
                  Real Estate - 0.2%
                  Real Estate Investment Trusts - 0.2%
$ 16,187,000      Capstar Hotel, 4.75%, 10/15/04                     $  14,487,365
                                                                     -------------
                  Total Real Estate                                  $  14,487,365
                                                                     -------------
                  Software & Services - 3.4%
                  Application Software - 3.4%
  39,600,000      Adaptec Inc., 3.0%, 3/5/07 (144A)                  $  36,135,000
  32,100,000      BEA Systems Inc., 4.0%, 12/15/06                      30,414,750
  28,600,000      Mentor Graphics, 6.875%, 6/15/07                      28,349,750
  89,000,000      Mercury Interactive Corp., 0%, 5/1/08 (144A)          85,440,000
  33,405,000      Radisys Corp., 5.5%, 8/15/07                          29,271,131
                                                                     -------------
                  Total Software & Services                          $ 209,610,631
                                                                     -------------
                  Technology Hardware & Equipment - 16.1%
                  Computer Hardware - 1.0%
  66,004,000      Veeco Instruments, 4.125%, 12/21/08                $  58,578,550
                                                                     -------------
                  Computer Storage & Peripherals - 0.7%
  42,606,000      Quantum Corp., 7.0%, 8/1/04                        $  41,114,790
                                                                     -------------
                  Electronic Equipment & Instruments - 1.1%
  13,650,000      Adaptec Inc., 3.0%, 3/5/07                         $  12,455,625
  76,847,000      Safeguard Scientifics, 5.0%, 6/15/06                  54,177,135
                                                                     -------------
                                                                     $  66,632,760
                                                                     -------------
                  Networking Equipment - 0.3%
  36,950,000      Manugustics Group Inc., 5.0%, 11/1/07              $  20,876,750
                                                                     -------------
                  Semiconductor Equipment - 5.3%
  42,271,000      Advanced Energy Industries, Inc., 5.25%,
                  11/15/06                                           $  33,605,445
  18,930,000      Advanced Energy Industries, Inc., 5.0%, 9/1/06        17,202,638
  64,350,000      Axcelis Technologies, 4.25%, 1/15/07                  55,582,313
  86,132,000      Brooks Automation Inc., 4.75%, 6/1/08                 69,659,255
  42,265,000      Cymer Inc., 3.5%, 2/15/09                             41,631,025
  87,810,000      EMCORE Corp., 5.0%, 5/15/06                           43,465,950
  41,600,000      International Rectifier Corp., 4.25%, 7/15/07         38,116,000
  17,625,000      LSI Logic Corp., 4.0%, 11/1/06                        15,443,905
  11,000,000      Teradyne Inc., 3.75%, 10/15/06                        10,230,000
                                                                     -------------
                                                                     $ 324,936,531
                                                                     -------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer High Yield Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                        (continued)

   Principal
    Amount                                                                 Value
                 Semiconductors - 7.2%
$63,000,000      Atmel Corp., 0%, 5/21/06                         $   21,183,750
123,952,000      Conexant Systems Inc., 4.0%, 2/1/07                  75,610,720
  2,000,000      Conexant Systems Inc., 4.25%, 5/1/06                  1,397,500
 66,263,000      Cypress Semiconductor, 4.0%, 2/1/05                  60,796,303
  8,938,000      Cypress Semiconductor, 3.75%, 7/1/05                  8,010,683
 17,630,000      General Semiconductor, 5.75%, 12/15/06               17,894,450
     92,000      Intevac Inc., 6.5%, 3/1/09                               68,540
 40,125,000      LAM Research Corp., 4.0%, 6/1/06                     37,867,969
 41,795,000      Nvidia Corp., 4.75%, 10/15/07                        40,070,955
 53,514,000      Photronics Inc., 4.75%, 12/15/06                     49,768,020
 40,300,000      Skyworks Solutions, 4.75%, 11/15/07                  39,141,375
 94,419,000      Triquint Semiconductor, 4.0%, 3/1/07                 78,603,818
 10,959,000      Vitesse Semiconductor Corp., 4.0%, 3/15/05            9,739,811
                                                                  --------------
                                                                  $  440,153,894
                                                                  --------------
                 Telecommunications Equipment - 0.5%
 36,520,000      Commscope Inc., 4.0%, 12/15/06                   $   31,863,700
                                                                  --------------
                 Total Technology Hardware & Equipment            $  984,156,975
                                                                  --------------
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost $3,349,953,373)                            $3,457,704,373
                                                                  --------------
                 CORPORATE BONDS - 36.2%
                 Energy - 3.4%
                 Oil & Gas Drilling - 0.4%
 11,650,000      Grant Prideco Escrow, 9.0%, 12/15/09             $   12,756,750
  3,000,000      Parker Drilling Co., 10.125%, 11/15/09                3,202,500
 10,770,000      Trico Marine Services, 8.875%, 5/15/12                9,423,750
                                                                  --------------
                                                                  $   25,383,000
                                                                  --------------
                 Oil & Gas Exploration & Production - 0.7%
 17,740,000      Nuevo Energy Co., 9.5%, 6/1/08                   $   18,627,000
 19,848,000      Nuevo Energy Co., 9.375%, 10/1/10                    21,038,880
                                                                  --------------
                                                                  $   39,665,880
                                                                  --------------
                 Oil & Gas Refining Marketing & Transportation - 2.3%
 12,000,000      Giant Industries, 11.0%, 5/15/12                 $   11,400,000
 87,175,000      Tesoro Escrow Co., 9.625%, 4/1/12                    83,688,000
 10,500,000      Tesoro Petroleum Corp., 8.0%, 4/15/08 (144A)         10,867,500
  9,000,000      Tesoro Petroleum Corp., 9.0%, 7/1/08                  8,595,000

16 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

   Principal
    Amount                                                              Value
                 Oil & Gas Refining Marketing & Transportation - (continued)
$25,975,000      Tesoro Petroleum Corp., 9.625%, 11/1/08       $   25,195,750
                                                               --------------
                                                               $  139,746,250
                                                               --------------
                 Total Energy                                  $  204,795,130
                                                               --------------
                 Materials - 8.7%
                 Commodity Chemicals - 0.0%
  3,000,000      Geon Co., 6.875%, 12/15/05                    $    2,880,000
                                                               --------------
                 Metal & Glass Containers - 3.5%
 30,339,000      Ball Corp., 6.875%, 12/15/12                  $   31,931,798
 36,530,000      Crown Holdings, 10.875%, 3/1/13 (144A)            39,361,075
134,830,000      Crown Holdings, 9.5%, 3/1/11 (144A)              143,593,950
                                                               --------------
                                                               $  214,886,823
                                                               --------------
                 Paper Packaging - 1.4%
 12,850,000      Fibermark Inc., 9.375%, 10/15/06              $   12,528,750
 53,675,000      Fibermark Inc., 10.75%, 4/15/11 (144A)            54,211,750
 13,770,000      Graphic Pack Co., 8.625%, 2/15/12                 14,458,500
  2,000,000      Stone Container Corp., 9.75%, 2/1/11               2,245,000
                                                               --------------
                                                               $   83,444,000
                                                               --------------
                 Specialty Chemicals - 3.8%
  1,060,000      Nova Chemicals Corp., 7.0%, 9/15/05           $    1,060,000
 83,990,000      Nova Chemicals Corp., 7.0%, 5/15/06               85,249,850
 57,180,000      Nova Chemicals Corp., 7.4%, 4/1/09                58,037,700
  5,000,000      Nova Chemicals Corp., 7.875%, 9/15/25              4,775,000
 15,900,000      Nova Chemicals Corp., 7.25%, 8/15/28              16,059,000
 70,630,000      Polyone Corp., 8.875%, 5/1/12                     67,098,500
                                                               --------------
                                                               $  232,280,050
                                                               --------------
                 Total Materials                               $  533,490,873
                                                               --------------
                 Capital Goods - 5.6%
                 Building Products - 0.8%
 28,600,000      NCI Building Systems, Inc., 9.25%, 5/1/09     $   30,030,000
 15,618,000      Nortek Inc., 9.875%, 6/15/11 (144A)               16,242,720
                                                               --------------
                                                               $   46,272,720
                                                               --------------
                 Electrical Component & Equipment - 1.2%
 65,400,000      Sanmina Corp., 10.375%, 1/15/10 (144A)        $   74,556,000
                                                               --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer High Yield Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                        (continued)

   Principal
    Amount                                                               Value
                 Industrial Machinery - 3.6%
$43,355,000      Intermet Corp., 9.75%, 6/15/09              $   42,596,288
101,585,000      JLG Industries Inc., 8.375%, 6/15/12            95,489,900
 47,725,000      Manitowoc Co. Inc. (The), 10.5%, 8/1/12         52,020,250
 29,525,000      SPX Corp., 7.5%, 1/1/13                         32,182,250
                                                             --------------
                                                             $  222,288,688
                                                             --------------
                 Total Capital Goods                         $  343,117,408
                                                             --------------
                 Commercial Services & Supplies - 1.0%
                 Diversified Commercial Services - 1.0%
  1,500,000      Wesco Distribution Inc., 9.125%, 6/1/08     $    1,350,000
 64,095,000      Wesco Distribution Inc., 9.125%, 6/1/08         57,685,500
                                                             --------------
                 Total Commercial Services & Supplies        $   59,035,500
                                                             --------------
                 Transportation - 0.7%
                 Air Freight & Couriers - 0.7%
 40,595,000      Petroleum Helicopters, 9.375%, 5/1/09       $   44,451,525
                                                             --------------
                 Total Transportation                        $   44,451,525
                                                             --------------
                 Automobiles & Components - 0.2%
                 Auto Parts & Equipment - 0.2%
  2,500,000      Cummins Capital Trust I, 9.5%, 12/1/10      $    2,700,000
  6,325,000      Cummins Capital Trust I, 7.125%, 3/1/28          5,407,875
  5,555,000      Navistar International, 9.375%, 6/1/06           5,929,963
                                                             --------------
                 Total Automobiles & Components              $   14,037,838
                                                             --------------
                 Consumer Durables & Apparel - 1.1%
                 Homebuilding - 0.5%
  1,200,000      Beazer Homes USA, 8.875%, 5/15/11           $    1,311,000
 24,450,000      Beazer Homes USA, 8.375%, 4/15/12               26,711,625
                                                             --------------
                                                             $   28,022,625
                                                             --------------
                 Photographic Products - 0.6%
 43,426,000      Xerox Corp., 8.0%, 2/1/27                   $   37,563,490
                                                             --------------
                 Total Consumer Durables & Apparel           $   65,586,115
                                                             --------------

18 The accompanying notes are an integral part of these financial statements.

                            Pioneer High Yield Fund

   Principal
    Amount                                                                         Value
                 Media - 2.9%
                 Advertising - 2.2%
$ 6,000,000      Interpublic Group Inc., 7.875%, 10/15/05                 $    6,255,000
128,800,000      Interpublic Group Inc., 7.25%, 8/5/11                       131,054,000
                                                                          --------------
                                                                          $  137,309,000
                                                                          --------------
                 Publishing - 0.7%
 33,760,000      Houghton Mifflin Co., 8.25%, 2/1/11 (144A)               $   35,870,000
  5,965,000      Houghton Mifflin Co., 9.875%, 2/1/13 (144A)                   6,442,200
                                                                          --------------
                                                                          $   42,312,200
                                                                          --------------
                 Total Media                                              $  179,621,200
                                                                          --------------
                 Retailing - 2.0%
                 Department Stores - 2.0%
 20,135,000      J.C. Penney Co. Inc., 9.75%, 6/15/21                     $   20,940,400
122,502,000      J.C. Penney Co. Inc., 7.625%, 3/1/97                        103,207,935
                                                                          --------------
                 Total Retailing                                          $  124,148,335
                                                                          --------------
                 Food & Drug Retailing - 0.2%
                 Food Distributors - 0.2%
 10,000,000      Fisher Scientific International Inc., 8.125%, 5/1/12     $   10,750,000
                                                                          --------------
                 Total Food & Drug Retailing                              $   10,750,000
                                                                          --------------
                 Household & Personal Products - 0.0%
                 Household Products - 0.0%
  3,500,000      Champion Enterprises Inc., 7.625%, 5/15/09               $    1,890,000
                                                                          --------------
                 Total Household & Personal Products                      $    1,890,000
                                                                          --------------
                 Pharmaceuticals & Biotechnology - 0.4%
                 Pharmaceuticals - 0.4%
 23,118,000      Alpharma Inc., 8.625%, 5/1/11 (144A)                     $   23,984,925
                                                                          --------------
                 Total Pharmaceuticals & Biotechnology                    $   23,984,925
                                                                          --------------
                 Real Estate - 7.9%
                 Real Estate Management & Development - 1.0%
  1,655,000      LNR Property Corp., 9.375%, 3/15/08                      $    1,725,338
    655,000      LNR Property Corp., 10.5%, 1/15/09                              700,850
 54,240,000      LNR Property Corp., 5.5%, 3/1/23                             59,189,400
                                                                          --------------
                                                                          $   61,615,588
                                                                          --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                        (continued)

   Principal
    Amount                                                                    Value
                 Real Estate Investment Trusts - 6.9%
$62,255,000      BF Saul Real Estate Investment Trust, 9.75%,
                 4/1/08                                              $   62,566,275
 40,394,000      Crescent Real Estate, 7.5%, 9/15/07                     40,545,478
122,170,000      Crescent Real Estate, 9.25%, 4/15/09                   129,652,913
 13,000,000      EOP Operating LP, 7.875%, 7/15/31                       15,525,822
 65,532,000      Forest City Enterprises, 8.5%, 3/15/08                  66,924,551
 29,756,000      Meristar Hospitality, 9.0%, 1/15/08                     28,268,200
 48,010,000      Meristar Hospitality, 9.12%, 1/15/11                    45,129,400
 35,505,000      Meristar Hospitality Operations Fianance Corp.,
                 10.5%, 6/15/09 (144A)                                   34,617,375
                                                                     --------------
                                                                     $  423,230,014
                                                                     --------------
                 Total Real Estate                                   $  484,845,602
                                                                     --------------
                 Technology Hardware & Equipment - 2.0%
                 Electronic Equipment & Instruments - 1.3%
 28,555,000      Arrow Electronic Inc., 6.875%, 6/1/18               $   27,351,064
 10,500,000      Arrow Electronic Inc., 7.5%, 1/15/27                     9,965,498
 28,320,000      Ingram Micro Inc., 9.875%, 8/15/08 (144A)               30,585,600
 11,370,000      L-3 Communication Corp., 7.625%, 6/15/12                12,535,425
                                                                     --------------
                                                                     $   80,437,587
                                                                     --------------
                 Telecommunications Equipment - 0.7%
 16,833,000      Lucent Technologies Inc., 5.5%, 11/15/08            $   14,265,966
  3,000,000      Lucent Technologies Inc., 6.5%, 1/15/28                  2,190,000
 38,230,000      Lucent Technologies Inc., 6.45%, 3/15/29                28,099,050
                                                                     --------------
                                                                     $   44,555,016
                                                                     --------------
                 Total Technology Hardware & Equipment               $  124,992,603
                                                                     --------------
                 Utilities - 0.1%
                 Water Utilities - 0.1%
  4,691,000      National Waterworks Co., 10.5%, 12/1/12, (144A)     $    5,113,190
                                                                     --------------
                 Total Utilities                                     $    5,113,190
                                                                     --------------
                 TOTAL COPORATE BONDS
                 (Cost $2,117,592,577)                               $2,219,860,244
                                                                     --------------
                 TOTAL INVESTMENT IN SECURITIES
                 (Cost $5,652,462,726)                               $5,855,303,507
                                                                     --------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

   Principal
     Amount                                                              Value
                  TEMPORARY CASH INVESTMENT - 4.6%
                  Securities Lending Collateral - 4.6%
$281,188,941      Securities Lending Investment Fund, 1.25%     $  281,188,941
                                                                --------------
                  TOTAL TEMPORARY CASH INVESTMENT
                  (Cost $281,188,941)                           $  281,188,941
                                                                --------------
                  TOTAL INVESTMENT IN SECURITIES
                  AND TEMPORARY CASH INVESTMENT
                  (Cost $5,933,651,667)(a)(b)                   $6,136,492,448
                                                                ==============

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2003, the value of these securities amounted to $881,764,073 or 14.8% of total net assets.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

(a) At April 30, 2003, the net unrealized gain on investments based on the cost for federal income tax purposes of $5,933,752,217 was as follows:

 Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                      $ 323,599,291
 Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                      $(120,859,060)
                                                                    -------------
 Net unrealized gain                                                $ 202,740,231
                                                                    =============

(b) At October 31, 2003, the Fund had a net capital loss carryforward of $66,407,545 which will expire between 2009 and 2010 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2003, aggregated $2,283,145,666 and $223,604,649, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer High Yield Fund
BALANCE SHEET 4/30/03 (unaudited)

ASSETS:
  Investment in securities, at value (including securties loaned
     of $274,492,092) (cost $5,933,651,667)                          $6,136,492,448
  Cash                                                                        3,281
  Receivables -
     Investment securities sold                                          41,585,913
     Fund shares sold                                                   114,477,863
     Dividends and interest                                              95,376,716
  Other                                                                      23,828
                                                                     --------------
       Total assets                                                  $6,387,960,049
                                                                     --------------
LIABILITIES:
  Payables -
     Investment securities purchased                                 $   54,182,994
     Fund shares repurchased                                              8,682,251
     Dividends                                                           16,707,945
     Upon return of securities loaned                                   281,188,941
     Line of credit                                                      59,280,937
  Due to affiliates                                                       6,634,813
  Accrued expenses                                                          223,659
                                                                     --------------
       Total liabilities                                             $  426,901,540
                                                                     --------------
NET ASSETS:
  Paid-in capital                                                    $5,881,936,324
  Distributions in excess of net investment income                      (16,205,973)
  Accumulated net realized loss on investments                         (107,512,624)
  Net unrealized gain on investments                                    202,840,781
                                                                     --------------
       Total net assets                                              $5,961,058,508
                                                                     ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $2,510,273,509/236,862,189 shares)               $        10.60
                                                                     ==============
  Class B (based on $1,527,010,795/143,589,681 shares)               $        10.63
                                                                     ==============
  Class C (based on $1,832,238,410/170,807,126 shares)               $        10.73
                                                                     ==============
  Class R (based on $516.32/44.723 shares)                           $        11.54
                                                                     ==============
  Class Y (based on $91,535,279/8,637,579 shares)                    $        10.60
                                                                     ==============
MAXIMUM OFFERING PRICE:
  Class A ($10.60 \d 95.5%)                                          $        11.10
                                                                     ==============
  Class C ($10.73 \d 99.0%)                                          $        10.84
                                                                     ==============

22 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 4/30/03

INVESTMENT INCOME:
  Interest                                                $196,370,731
  Dividends                                                  5,401,081
  Income from securities loaned, net                           118,212
                                                          ------------
                                                                            $201,890,024
                                                                            ------------
EXPENSES:
  Management fees                                         $ 13,074,741
  Transfer agent fees
     Class A                                                 1,145,642
     Class B                                                   970,533
     Class C                                                   911,297
     Class Y                                                    15,555
  Distribution fees
     Class A                                                 2,152,669
     Class B                                                 5,807,467
     Class C                                                 6,491,970
  Administrative fees                                          552,471
  Custodian fees                                                85,412
  Registration fees                                            213,822
  Professional fees                                             94,456
  Printing                                                      69,129
  Fees and expenses of nonaffiliated trustees                   69,891
  Interest                                                     125,659
  Miscellaneous                                                107,567
                                                          ------------
       Total expenses                                                       $ 31,888,281
       Less fees paid indirectly                                                  (2,113)
                                                                            ------------
       Net expenses                                                         $ 31,886,168
                                                                            ------------
         Net investment income                                              $170,003,856
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                          $(41,004,529)
  Change in net unrealized gain (loss) on investments                        670,940,004
                                                                            ------------
       Net gain on investments                                              $629,935,475
                                                                            ------------
       Net increase in net assets resulting from operations                 $799,939,331
                                                                            ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                                         Six Months
                                                           Ended
                                                          4/30/03         Year Ended
                                                        (unaudited)        10/31/02
FROM OPERATIONS:
Net investment income                                $   170,003,856   $   209,294,773
Net realized loss on investments                         (41,004,529)      (57,441,628)
Change in net unrealized gain (loss) on investments      670,940,004      (432,400,946)
                                                     ---------------   ---------------
  Net increase (decrease) in net assets resulting
     from operations                                 $   799,939,331   $  (280,547,801)
                                                     ---------------   ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.45 and $0.99 per share, respectively)  $   (76,180,347)  $   (92,643,885)
  Class B ($0.41 and $0.92 per share, respectively)      (47,140,773)      (62,129,864)
  Class C ($0.41 and $0.93 per share, respectively)      (52,425,280)      (60,754,103)
  Class R ($0.07 and $0.00 per share, respectively)               (3)               --
  Class Y ($0.46 and $1.02 per share, respectively)       (2,380,515)       (1,888,225)
                                                     ---------------   ---------------
     Total distributions to shareowners              $  (178,126,918)  $  (217,416,077)
                                                     ---------------   ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                     $ 2,538,624,354   $ 3,490,017,935
Reinvestment of distributions                             82,693,204       100,797,505
Cost of shares repurchased                              (415,656,320)     (854,169,636)
                                                     ---------------   ---------------
  Net increase in net assets resulting from fund
     share transactions                              $ 2,205,661,238   $ 2,736,645,804
                                                     ---------------   ---------------
  Net increase in net assets                         $ 2,827,473,651   $ 2,238,681,926
NET ASSETS:
Beginning of period                                    3,133,584,857       894,902,931
                                                     ---------------   ---------------
End of period (including distributions in excess of
  net investment income of $16,205,973 and
  $8,082,911, respectively)                          $ 5,961,058,508   $ 3,133,584,857
                                                     ===============   ===============

24 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)

For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                   '03 Shares       '03 Amount
                                   (unaudited)      (unaudited)       '02 Shares       '02 Amount
CLASS A
Shares sold                        120,389,792    $1,210,174,650      150,478,181    $1,579,164,108
Reinvestment of distributions        4,357,368        43,858,503        5,387,420        54,560,895
Less shares repurchased            (25,807,407)     (257,152,016)     (51,154,232)     (516,618,937)
                                   -----------    --------------      -----------    --------------
  Net increase                      98,939,753    $  996,881,137      104,711,369    $1,117,106,066
                                   ===========    ==============      ===========    ==============
CLASS B
Shares sold                         50,049,907    $  502,212,619       80,348,193    $  848,209,269
Reinvestment of distributions        1,669,546        16,834,521        2,071,262        21,016,369
Less shares repurchased             (5,998,694)      (59,753,579)     (15,795,134)     (158,951,773)
                                   -----------    --------------      -----------    --------------
  Net increase                      45,720,759    $  459,293,561       66,624,321    $  710,273,865
                                   ===========    ==============      ===========    ==============
CLASS C
Shares sold                         75,447,034    $  765,734,357       96,131,161    $1,025,442,607
Reinvestment of distributions        2,032,938        20,702,625        2,317,660        23,655,467
Less shares repurchased             (9,065,009)      (91,260,710)     (16,832,743)     (170,733,460)
                                   -----------    --------------      -----------    --------------
  Net increase                      68,414,963    $  695,176,272       81,616,078    $  878,364,614
                                   ===========    ==============      ===========    ==============
CLASS R (a)
Shares sold                                 45    $          500
Reinvestment of distributions                -                 -
Less shares repurchased                      -                 -
                                   -----------    --------------
  Net increase                              45    $          500
                                   ===========    ==============
CLASS Y
Shares sold                          5,995,124    $   60,502,228        3,566,635    $   37,201,951
Reinvestment of distributions          128,712         1,297,555          155,161         1,564,774
Less shares repurchased               (746,421)       (7,490,015)        (783,138)       (7,865,466)
                                   -----------    --------------      -----------    --------------
  Net increase                       5,377,415    $   54,309,768        2,938,658    $   30,901,259
                                   ===========    ==============      ===========    ==============

(a) Class R Shares were first publicly offered on April 1, 2003.

The accompanying notes are an integral part of these financial statements.   25

FINANCIAL HIGHLIGHTS
Pioneer High Yield Fund

                                                Six Months
                                                   Ended                                                               2/12/98 (b)
                                                  4/30/03       Year Ended    Year Ended    Year Ended    Year Ended       to
                                                (unaudited)      10/31/02      10/31/01     10/31/00 (a)   10/31/99     10/31/98
CLASS A
Net asset value, beginning of period             $    9.14       $   10.41     $   11.35     $    9.65     $    8.50    $  10.00
                                                 ---------       ---------     ---------     ---------     ---------    --------
Increase (decrease) from investment operations:
 Net investment income                           $    0.44       $    0.96     $    1.08     $    0.96     $    0.70    $   0.34
 Net realized and unrealized gain (loss)
  on investments                                      1.47           (1.24)        (0.62)         1.94          1.14       (1.56)
                                                 ---------       ---------     ---------     ---------     ---------    --------
 Net increase (decrease) from investment
  operations                                     $    1.91       $   (0.28)    $    0.46     $    2.90     $    1.84    $  (1.22)
Distributions to shareowners:
 Net investment income                               (0.45)          (0.99)        (1.06)        (1.05)        (0.69)      (0.28)
 Net realized gain                                      --              --         (0.34)        (0.15)           --          --
                                                 ---------       ---------     ---------     ---------     ---------    --------
Net increase (decrease) in net asset value       $    1.46       $   (1.27)    $   (0.94)    $    1.70     $    1.15    $  (1.50)
                                                 ---------       ---------     ---------     ---------     ---------    --------
Net asset value, end of period                   $   10.60       $    9.14     $   10.41     $   11.35     $    9.65    $   8.50
                                                 =========       =========     =========     =========     =========    ========
Total return*                                        21.22%          (3.53)%        4.32%        31.12%        22.20%     (12.39)%
Ratio of net expenses to average net assets           1.05%+**        1.03%+        0.96%+        0.95%+        1.90%       1.90%**
Ratio of net investment income to average net
 assets                                               8.43%+**        9.20%+        9.54%+        8.96%+        7.13%       6.22%**
Portfolio turnover rate                                 11%**           29%           24%           57%           64%         38%**
Net assets, end of period (in thousands)         $2,510,274      $1,260,074    $ 345,825     $  57,592     $   7,591    $  7,691
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                         1.05%**         1.10%         1.24%         1.94%         3.67%       3.99%**
 Net investment income                                8.43%**         9.13%         9.26%         7.97%         5.36%       4.13%**
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                         1.05%**         1.03%         0.93%         0.88%         1.90%       1.90%**
 Net investment income                                8.43%**         9.20%         9.57%         9.03%         7.13%       6.22%**

(a) Pioneer Investment Management, Inc. assumed investment management of the Fund on February 25, 2000. Prior to that date, the Fund was advised by EQSF Advisors, Inc.
(b) Class A shares were first publicly offered on February 12, 1998.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
26

FINANCIAL HIGHLIGHTS
Pioneer High Yield Fund

                                                                                   Six Months
                                                                                      Ended                             2/25/00
                                                                                     4/30/03    Year Ended  Year Ended     to
                                                                                   (unaudited)   10/31/02    10/31/01   10/31/00
CLASS B (a)
Net asset value, beginning of period                                                 $   9.16     $  10.45   $  11.41   $  11.34
                                                                                     --------     --------   --------   --------
Increase (decrease) from investment operations:
 Net investment income                                                               $   0.40     $   0.88   $   1.00   $   0.69
 Net realized and unrealized gain (loss) on investments                                  1.48        (1.25)     (0.63)      0.08
                                                                                     --------     --------   --------   --------
 Net increase (decrease) from investment operations                                  $   1.88     $  (0.37)  $   0.37   $   0.77
Distributions to shareowners:
 Net investment income                                                                  (0.41)       (0.92)     (0.99)     (0.70)
 Net realized gain                                                                         --           --      (0.34)        --
                                                                                     --------     --------   --------   --------
Net increase (decrease) in net asset value                                           $   1.47     $  (1.29)  $  (0.96)  $   0.07
                                                                                     --------     --------   --------   --------
Net asset value, end of period                                                       $  10.63     $   9.16   $  10.45   $  11.41
                                                                                     ========     ========   ========   ========
Total return*                                                                           20.84%       (4.20)%     3.45%      7.04%
Ratio of net expenses to average net assets+                                             1.84%**      1.80%      1.72%      1.47%**
Ratio of net investment income to average net assets+                                    7.70%**      8.43%      8.70%      8.44%**
Portfolio turnover rate                                                                    11%**        29%        24%        57%
Net assets, end of period (in thousands)                                             $1,527,011   $896,904   $326,596   $ 46,069
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.84%**      1.87%      2.00%      2.19%**
 Net investment income                                                                   7.70%**      8.37%      8.42%      7.92%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.84%**      1.79%      1.69%      1.40%**
 Net investment income                                                                   7.70%**      8.44%      8.73%      8.50%**

(a) Class B Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
Pioneer High Yield Fund

                                                                                    Six Months
                                                                                      Ended                             2/25/00
                                                                                     4/30/03    Year Ended  Year Ended     to
                                                                                   (unaudited)   10/31/02    10/31/01   10/31/00
CLASS C (a)
Net asset value, beginning of period                                                 $   9.25     $  10.55   $  11.51   $  11.34
                                                                                     --------     --------   --------   --------
Increase (decrease) from investment operations:
 Net investment income                                                               $   0.41     $   0.90   $   1.01   $   0.69
 Net realized and unrealized gain (loss) on investments                                  1.48        (1.27)     (0.63)      0.19
                                                                                     --------     --------   --------   --------
 Net increase (decrease) from investment operations                                  $   1.89     $  (0.37)  $   0.38   $   0.88
Distributions to shareowners:
 Net investment income                                                                  (0.41)       (0.93)     (1.00)     (0.71)
 Net realized gain                                                                         --           --      (0.34)        --
                                                                                     --------     --------   --------   --------
Net increase (decrease) in net asset value                                           $   1.48     $  (1.30)  $  (0.96)  $   0.17
                                                                                     --------     --------   --------   --------
Net asset value, end of period                                                       $  10.73     $   9.25   $  10.55   $  11.51
                                                                                     ========     ========   ========   ========
Total return*                                                                           20.80%       (4.27)%     3.50%      7.98%
Ratio of net expenses to average net assets+                                             1.81%**      1.77%      1.69%      1.47%**
Ratio of net investment income to average net assets+                                    7.67%**      8.45%      8.67%      8.41%**
Portfolio turnover rate                                                                    11%**        29%        24%        57%
Net assets, end of period (in thousands)                                             $1,832,238   $946,866   $219,142   $ 20,788
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                            1.81%**      1.83%      1.97%      2.15%**
 Net investment income                                                                   7.67%**      8.39%      8.39%      7.72%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                            1.81%**      1.75%      1.66%      1.39%**
 Net investment income                                                                   7.67%**      8.46%      8.70%      8.48%**

(a) Class C Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
FINANCIAL HIGHLIGHTS 4/30/03

                                                                  4/1/03
                                                                    to
                                                                  4/30/03
                                                                (unaudited)
CLASS R (a)
Net asset value, beginning of period                            $    11.18
                                                                ----------
Increase from investment operations:
 Net investment income                                          $     0.08
 Net realized and unrealized gain on investments                      0.35
                                                                ----------
  Net increase from investment operations                       $     0.43
Distributions to shareowners:
 Net investment income                                               (0.07)
                                                                ----------
Net increase in net asset value                                 $     0.36
                                                                ----------
Net asset value, end of period                                  $    11.54
                                                                ==========
Total return*                                                         3.80%
Ratio of net expenses to average net assets+                          1.37%**
Ratio of net investment income to average net assets+                 8.23%**
Portfolio turnover rate                                                 11%**
Net assets, end of period (in thousands)                        $        1
Ratios with reduction for fees paid indirectly:
 Net expenses                                                         1.37%**
 Net investment income                                                8.23%**

(a) Class R Shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

FINANCIAL HIGHLIGHTS
Pioneer High Yield Fund

                                                                          Six Months
                                                                             Ended                                      2/25/00
                                                                            4/30/03       Year Ended     Year Ended        to
                                                                          (unaudited)      10/31/02       10/31/01      10/31/00

CLASS Y (a)
Net asset value, beginning of period                                           $9.12          $10.39         $11.32        $11.34
                                                                           ---------       ---------     ----------    ----------
Increase (decrease) from investment operations:
 Net investment income                                                         $0.46           $0.97          $1.06         $0.74
 Net realized and unrealized gain (loss) on investments                         1.48           (1.22)         (0.61)        (0.02)
                                                                           ---------       ---------     ----------    ----------
 Net increase (decrease) from investment operations                            $1.94          $(0.25)         $0.45         $0.72
Distributions to shareowners:
 Net investment income                                                         (0.46)          (1.02)         (1.04)        (0.74)
 Net realized gain                                                                --              --          (0.34)           --
                                                                           ---------       ---------     ----------    ----------
Net increase (decrease) in net asset value                                     $1.48          $(1.27)        $(0.93)       $(0.02)
                                                                           ---------       ---------     ----------    ----------
Net asset value, end of period                                                $10.60           $9.12         $10.39        $11.32
                                                                           =========       =========     ==========    ==========
Total return*                                                                  21.72%          (3.14)%         4.28          6.56%
Ratio of net expenses to average net assets+                                    0.73%**         0.71%          0.62%         0.35%**
Ratio of net investment income to average net assets+                           8.65%**         9.59%         10.04%         6.59%**
Portfolio turnover rate                                                           11%**           29%            24%           57%
Net assets, end of period (in thousands)                                     $91,535         $29,740         $3,340        $1,769
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   0.73%**         0.78%          0.92%         1.06%**
 Net investment income                                                          8.65%**         9.53%          9.74%         6.11%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                   0.73%**         0.70%          0.59%         0.29%**
 Net investment income                                                          8.65%**         9.61%         10.07%         6.63%**

(a) Class Y Shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
30

Pioneer High Yield Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), originally, Third Avenue High Yield Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective February 25, 2000, the Fund was reorganized as a Deleware business trust. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class B, Class C, and Class Y shares were first publicly offered on February 25, 2000. Class R shares were first publicly offered on April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may

Pioneer High Yield Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                  (continued)

    include yield equivalents or a pricing matrix. Market discount and premium are accreted or amortized daily. Original issue discount is accreted daily into interest income on a yield-to-maturity basis with a corresponding increase in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $1,292,020 in under-

Pioneer High Yield Fund

    writing commissions on the sale of Fund shares during the period ended April 30, 2003.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer High Yield Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                  (continued)

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% of the excess over $1 billion.

Through October 31, 2005, PIM may recover expenses that it incurred under PIM's prior expense limitation (within three years of being incurred) from the Fund to the extent the expense ratio of the Fund's Class A shares is less than 1.00%. Each class will reimburse PIM no more than the amount by which that class' expenses were reduced.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2003, approximately $3,072,528 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $229,045 in transfer agent fees payable to PIMSS at April 30, 2003.

Pioneer High Yield Fund

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $3,333,240 in distribution fees payable to PFD at April 30, 2003. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2003, CDSCs in the amount of $1,604,101 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six

Pioneer High Yield Fund
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                  (continued)

months ended April 30, 2003 the Fund's expenses were reduced by $2,113 under such arrangements.

6. Line of Credit Facility
The Fund, has a $150 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $150 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility at the annual rate of 0.10% on the unused facility.

For the six months ended April 30, 2003, the average daily amount of borrowings outstanding during the period was $9,196,577. The average daily shares outstanding during the period were 427,387,999 resulting in an average borrowing per share of $0.02. The related weighted average annualized interest rate for the period was 1.8%, and the total interest expense on such borrowings was $125,659.

7. Affiliated Companies
The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer, and are therefore considered to be affiliates of the Fund for financial reporting purposes.

                                   Purchases       Sales
Affiliates                          (Shares)     (Shares)       Income          Value
-------------------------------   -----------   ----------   -----------   --------------
 Alpharma Inc., 5.75%, 4/1/05             -            -     $646,300      $21,861,800
 Alpharma Inc., 3.0%, 6/1/06      4,000,000            -      959,970       75,392,783

Pioneer High Yield Fund
TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Executive Vice President and Trustee of the Fund on 4/30/03.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-55014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

[LOGO] PIONEER Investments

Pioneer Investment Management, Inc.
60 State Street                                                    13269-00-0403
Boston, Massachusetts 02109     (Copyright) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 8, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 8, 2003

* Print the name and title of each signing officer under his or her signature.